ACQUISITIONS AND DISPOSITIONS	12 Months Ended
Apr. 30, 2012
ACQUISITIONS AND DISPOSITIONS [Abstract]
ACQUISITIONS AND DISPOSITIONS
NOTE 10 • ACQUISITIONS AND DISPOSITIONS
PROPERTY ACQUISITIONS
IRET Properties paid approximately $97.1 million for real estate properties added to its portfolio during fiscal year 2012, compared to $45.6 million in fiscal year 2011. The $97.1 million paid for real estate properties added to the Company's portfolio in fiscal year 2012 consisted of limited partnership units of the Operating Partnership valued at issuance at $8.1 million and $7.2 million in assumed mortgage debt, with the remainder paid in cash. The Company expensed approximately $542,000 of transaction costs related to the acquisitions in fiscal year 2012. Of the $45.6 million paid in fiscal year 2011, approximately $5.0 million was paid in the form of limited partnership units of the Operating Partnership and approximately $9.9 million consisted of the assumption of mortgage debt, with the remainder paid in cash. The Company expensed approximately $179,000 of transaction costs related to the acquisitions in fiscal year 2011. The fiscal year 2012 and 2011 additions are detailed below.
2012 Annual Report F-18

NOTE 10 • continued
Fiscal 2012 (May 1, 2011 to April 30, 2012)
		(in thousands)
Acquisitions and Development Projects Placed in Service	Date Acquired	Land	Building	Intangible Assets	Acquisition Cost

Multi-Family Residential
147 unit - Regency Park Estates - St. Cloud, MN	8/1/11	$702	$10,198	$0	$10,900
50 unit - Cottage West Twin Homes - Sioux Falls, SD	10/12/11	968	3,762	0	4,730
24 unit - Gables Townhomes - Sioux Falls, SD	10/12/11	349	1,921	0	2,270
36 unit - Evergreen II - Isanti, MN	11/1/11	691	2,784	0	3,475
116 unit - Grand Gateway - St. Cloud MN	2/16/12	814	7,086	0	7,900
84 unit - Ashland - Grand Forks, ND	3/16/12	741	7,569	0	8,310
72 unit - Williston Garden Buildings 1 and 2 - Williston, ND(1)	4/27/12	700	8,978	0	9,678
		4,965	42,298	0	47,263

Commercial Medical
17,273 sq. ft Spring Creek American Falls - American Falls, ID	9/1/11	145	3,870	55	4,070
15,571 sq. ft Spring Creek Soda Springs - Soda Springs, ID	9/1/11	66	2,134	30	2,230
15,559 sq. ft Spring Creek Eagle - Eagle, ID	9/1/11	263	3,775	62	4,100
31,820 sq. ft Spring Creek Meridian - Meridian, ID	9/1/11	424	6,724	102	7,250
26,605 sq. ft Spring Creek Overland - Boise, ID	9/1/11	687	5,941	97	6,725
16,311 sq. ft Spring Creek Boise - Boise, ID	9/1/11	708	4,296	71	5,075
26,605 sq. ft Spring Creek Ustick - Meridian, ID	9/1/11	467	3,833	0	4,300
Meadow Wind Land - Casper, WY	9/1/11	50	0	0	50
24,795 sq. ft Trinity at Plaza 16 - Minot, ND(2)	9/23/11	0	5,685	0	5,685
3,431 sq. ft Edina 6525 Drew Ave S - Edina, MN	10/13/11	388	117	0	505
22,193 sq. ft Meadow Winds Addition - Casper, WY(3)	12/30/11	0	3,952	0	3,952
		3,198	40,327	417	43,942

Commercial Retail
19,037 sq. ft. Jamestown Buffalo Mall - Jamestown, ND(4)	6/15/11	0	879	0	879

Unimproved Land
Industrial-Office Build-to-Suit - Minot, ND	9/7/11	416	0	0	416
Renaissance Heights - Williston, ND	4/11/12	4,600	0	0	4,600
		5,016	0	0	5,016

Total Property Acquisitions		$13,179	$83,504	$417	$97,100
(1)	Development property placed in service April 27, 2012. Buildings 3 and 4 of this project are expected to be placed in service during the first quarter of fiscal year 2013.
(2)	Development property placed in service September 23, 2011. Additional costs paid in fiscal year 2011 totaled $3.3 million, for a total project cost at April 30, 2012 of $9.0 million.
(3)	Expansion project placed in service December 30, 2011.
(4)	Construction project placed in service June 15, 2011. Additional costs paid in fiscal year 2011 totaled $1.4 million, for a total project cost at April 30, 2012 of $2.3 million.
2012 Annual Report F-19

NOTE 10 • continued
Fiscal 2011 (May 1, 2010 to April 30, 2011)
		(in thousands)
Acquisitions and Development Projects Placed in Service	Date Acquired	Land	Building	Intangible Assets	Acquisition Cost

Multi-Family Residential
24 unit - North Pointe 2 - Bismarck, ND	2/3/11	$159	$1,713	$0	$1,872
44 unit - Sierra Vista - Sioux Falls, SD	2/28/11	241	2,097	0	2,338
		400	3,810	0	4,210

Commercial Office
58,574 sq. ft. Omaha 10802 Farnam Dr - Omaha, NE	12/16/10	2,462	4,374	1,459	8,295

Commercial Medical
14,705 sq. ft. Billings 2300 Grant Road - Billings, MT	7/15/10	649	1,216	657	2,522
14,640 sq. ft. Missoula 3050 Great Northern - Missoula, MT	7/15/10	640	1,331	752	2,723
108,503 sq. ft. Edgewood Vista Minot - Minot, ND	11/10/10	1,046	11,590	2,545	15,181
23,965 sq. ft. Edgewood Vista Spearfish Expansion - Spearfish, SD1	1/10/11	0	2,777	0	2,777
		2,335	16,914	3,954	23,203

Commercial Industrial
42,244 sq. ft. Fargo 1320 45th St N - Fargo, ND2	6/22/10	0	1,634	0	1,634

Commercial Retail
47,709 sq. ft. Minot 1400 31st Ave - Minot, ND	12/10/10	1,026	6,143	1,081	8,250

Total Property Acquisitions		$6,223	$32,875	$6,494	$45,592
(1)	Expansion project placed in service January 10, 2011.
(2)	Development property placed in service June 22, 2010. Additional costs incurred in fiscal year 2010 totaled $2.3 million, for a total project cost at April 30, 2011 of $3.9 million.
Acquisitions in fiscal years 2012 and 2011 are immaterial to our real estate portfolio both individually and in the aggregate, and consequently no proforma information is presented. The results of operations from acquired properties are included in the Consolidated Statements of Operations as of their acquisition date. The revenue and net income of our fiscal year 2012 and 2011 acquisitions (excluding development projects placed in service) are detailed below.
	(in thousands)
	April 30, 2012	April 30, 2011
Total revenue	$4,213	$1,988
Net income	$950	$332

2012 Annual Report F-20

NOTE 10 • continued
PROPERTY DISPOSITIONS
During fiscal year 2012, the Company disposed of two properties for an aggregate sale price of $3.2 million, compared to six properties and one patio home for an aggregate sale price of $83.3 million during fiscal year 2011. The Company's dispositions during fiscal 2012 and 2011 are detailed below.
Fiscal 2012 (May 1, 2011 to April 30, 2012)
	(in thousands)
Dispositions	Sales Price	Book Value and Sales Cost	Gain/(Loss)

Commercial Retail
41,200 sq ft. Livingstone Pamida - Livingston, MT	$2,175	$1,586	$589
12,556 sq ft. East Grand Station – East Grand Forks, MN	$1,062	$1,302	$(240)

Total Property Dispositions	$3,237	$2,888	$349

Fiscal 2011 (May 1, 2010 to April 30, 2011)
	(in thousands)
Dispositions	Sales Price	Book Value and Sales Cost	Gain/(Loss)

Multi-Family Residential
504 unit - Dakota Hill at Valley Ranch - Irving, TX	$36,100	$30,909	$5,191
192 unit - Neighborhood Apartments - Colorado Springs, CO	11,200	9,664	1,536
195 unit - Pinecone Apartments - Fort Collins, CO	15,875	10,422	5,453
210 unit - Miramont Apartments - Fort Collins, CO	17,200	10,732	6,468
	80,375	61,727	18,648

Commercial Medical
1,410 sq. ft. Edgewood Vista Patio Home 4330 - Fargo, ND	205	220	(15)

Commercial Industrial
29,440 sq. ft. Waconia Industrial Building - Waconia, MN	2,300	1,561	739

Commercial Retail
41,000 sq. ft. Ladysmith Pamida - Ladysmith, WI	450	457	(7)

Total Property Dispositions	$83,330	$63,965	$19,365